Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method	12 Months Ended
Dec. 31, 2023
Year 1 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	5/15
Percentage	33.33%
Year 1 [Member] | System Software [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	5/15
Percentage	33.33%
Year 2 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	4/15
Percentage	26.67%
Year 2 [Member] | System Software [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	4/15
Percentage	26.67%
Year 3 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	3/15
Percentage	20.00%
Year 3 [Member] | System Software [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	3/15
Percentage	20.00%
Year 4 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	2/15
Percentage	13.33%
Year 4 [Member] | System Software [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	2/15
Percentage	13.33%
Year 5 [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	1/15
Percentage	6.67%
Year 5 [Member] | System Software [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Years Depreciation Method [Line Items]
Rate	1/15
Percentage	6.67%